RELATED PARTIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating expenses	€ (171,622)	€ (151,282)	€ (84,746)
Total Costs	(115,747)	(80,253)	(70,497)
Current financial assets	6,775	3,899
Non-current borrowings	1,298	5,513
Codere Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(281)
Operating expenses	(3,645)	(4,847)
Total Costs	(3,645)	(4,847)	(281)
Trade receivables
Current borrowings			6,644
Trade payables and other current liabilities			281
Non-current borrowings			21,191
Codere Newco S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences		(81)	(12)
Operating expenses	(9,504)	(7,418)	(3,220)
Total Costs	(9,423)	(7,499)	(3,232)
Current financial assets
Trade receivables	3	937
Current borrowings	8		9,048
Trade payables and other current liabilities	1,779	1,165	152
Non-current borrowings			250
Codere Apuestas Galicia S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(1,520)		(1,287)
Total Costs	(1,520)		(1,287)
Current financial assets
Trade receivables			463
Current borrowings
Trade payables and other current liabilities		749
Non-current borrowings
Codere Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(162)	(848)	(919)
Total Costs	(162)	(848)	(919)
Current financial assets
Trade receivables
Current borrowings
Trade payables and other current liabilities		468
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(857)	(2,084)	(534)
Total Costs	(857)	(2,084)	(534)
Current financial assets
Trade receivables			36
Current borrowings	306	1,776	746
Trade payables and other current liabilities	788	520	945
Non-current borrowings
Mexico Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(3,456)
Total Costs	(3,456)
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(3,365)
Total Costs	(3,365)
Coder Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables
Current borrowings
Trade payables and other current liabilities
Codere Apuesta Espana [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	109
Current borrowings
Trade payables and other current liabilities	369
Other Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	1,034	2,405
Current borrowings	3,187	1,143
Trade payables and other current liabilities	1,497	824
Non-current borrowings
C C O L [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	2,832
Current borrowings	68
Trade payables and other current liabilities	1,953
A C O R H I P A [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables	331
Current borrowings	674
Trade payables and other current liabilities	111
Total [Member]
IfrsStatementLineItems [Line Items]
Current financial assets		76
Trade receivables	4,309	3,318	936
Current borrowings	4,243	2,919	17,777
Trade payables and other current liabilities	€ 6,497	3,729	1,479
Non-current borrowings			21,441
Codere Itali S P A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences		(29)
Operating expenses
Total Costs		(29)
King Bingo S R L [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables		1	2
Current borrowings
Trade payables and other current liabilities		3
Non-current borrowings
O B I N [Member]
IfrsStatementLineItems [Line Items]
Current financial assets		26
Trade receivables		(18)
Current borrowings
Trade payables and other current liabilities
C T E C [Member]
IfrsStatementLineItems [Line Items]
Current financial assets		50
Trade receivables
Current borrowings
Trade payables and other current liabilities
C I T A T I [Member]
IfrsStatementLineItems [Line Items]
Current financial assets
Trade receivables		(7)
Current borrowings
Trade payables and other current liabilities
Codere Apuestas Espana S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses			(7,066)
Total Costs			(7,066)
Codere Apuestas S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses			(79)
Total Costs			(79)
Codere Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(101)
Operating expenses			(918)
Total Costs			(1,019)
Trade receivables			435
Current borrowings			1,339
Trade payables and other current liabilities			101
Non-current borrowings
Administradora Mexicana Del Hipodromo [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses			(4,164)
Total Costs			(4,164)
Trade receivables
Current borrowings
Trade payables and other current liabilities
Non-current borrowings